UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07362

Western Asset Municipal Partners Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: November 30

Date of reporting period: August 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

FORM N-Q

AUGUST 31, 2015

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 148.9%
Alabama - 1.4%
Jefferson County, AL, Sewer Revenue:
Subordinated Lien Warrants	6.000%	10/1/42	$740,000	$825,677
Subordinated Lien Warrants	6.500%	10/1/53	1,300,000	1,491,750

Total Alabama				2,317,427

Alaska - 1.5%
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/21	2,150,000	2,423,351

Arizona - 3.3%
Glendale, AZ, Transportation Excise Tax Revenue, NATL	5.000%	7/1/28	2,855,000	3,075,377	(a)
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.000%	12/1/32	2,000,000	2,207,780

Total Arizona				5,283,157

California - 21.6%
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area	1.120%	4/1/24	2,500,000	2,479,800	(b)(c)
California Health Facilities Financing Authority Revenue, Catholic Healthcare West	5.250%	3/1/24	2,500,000	2,554,650
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	2,500,000	2,576,475	(d)
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	1,000,000	1,048,210	(d)(e)
California State, GO, Various Purpose	5.000%	4/1/43	4,000,000	4,458,200	(f)
California Statewide CDA Revenue, Insured Health Facility L.A., Jewish Home, CA, Mortgage Insurance	5.000%	11/15/28	1,500,000	1,642,140
Los Angeles County, CA, MTA Revenue, Union Station Project	0.445%	7/1/27	300,000	281,471	(b)
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue, Multiple Capital Project II	5.000%	8/1/30	2,500,000	2,838,325
Lower Tule River, CA, Irrigation District Revenue, COP	5.000%	8/1/40	1,000,000	1,088,290
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	2,490,000	3,353,457
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	3,000,000	3,920,610
Rancho Cucamonga, CA, RDA, Successor Agency Tax Allocation, Rancho Redevelopment Project Area	5.000%	9/1/30	750,000	859,837
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.500%	9/1/45	500,000	511,750
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/39	250,000	286,003
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	100,000	111,338
Senior Lien	5.750%	6/1/48	200,000	221,974
Tulare, CA, Sewer Revenue, AGM	5.000%	11/15/41	2,000,000	2,231,740
Turlock, CA, Irrigation District Revenue	5.000%	1/1/35	2,500,000	2,773,200
Turlock, CA, Public Financing Authority, Tax Allocation Revenue, AGM	5.000%	9/1/30	1,500,000	1,557,390

Total California				34,794,860

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - 5.9%
Colorado Health Facilities Authority Revenue, Sisters of Charity Leavenworth Health System Inc.	5.250%	1/1/25	$3,500,000	$3,980,130
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	5.750%	11/15/18	285,000	305,449
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	4,000,000	5,199,360

Total Colorado				9,484,939

Florida - 4.8%
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/40	740,000	784,467
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/24	1,250,000	1,486,325
Miami-Dade County, FL, GO, Seaport	5.000%	10/1/23	2,315,000	2,703,341
Orlando & Orange County, FL, Expressway Authority Revenue	5.000%	7/1/30	2,000,000	2,220,220
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	500,000	523,660	(d)

Total Florida				7,718,013

Illinois - 10.5%
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO, Green Bond	5.000%	12/1/44	1,000,000	1,109,210
Chicago, IL, Park District, GO, FGIC	5.000%	1/1/29	5,000,000	5,039,300
Chicago, IL, Public Building Commission, Building Revenue, Chicago School Reform, FGIC	5.250%	12/1/18	1,000,000	1,057,270
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/34	800,000	829,104
Second Lien Project	5.000%	11/1/39	500,000	515,915
Illinois Health Facilities Authority Revenue, South Suburban Hospital Project	7.000%	2/15/18	245,000	266,214	(g)
Illinois Municipal Electric Agency Power Supply Revenue, FGIC	5.250%	2/1/28	4,145,000	4,417,244	(a)
Illinois State, GO	5.000%	5/1/39	1,000,000	984,930
Illinois State, GO, AGM	5.500%	5/1/16	1,500,000	1,546,575
University of Illinois, COP	5.000%	3/15/24	1,000,000	1,177,580

Total Illinois				16,943,342

Indiana - 2.1%
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project	5.000%	6/1/39	1,000,000	1,047,700
Indianapolis, IN, Local Public Improvement Bond Bank Revenue	5.000%	6/1/27	2,000,000	2,261,360

Total Indiana				3,309,060

Iowa - 1.9%
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	1,110,000	1,169,707
Iowa Fertilizer Co. Project	5.250%	12/1/25	1,790,000	1,941,792

Total Iowa				3,111,499

Maryland - 1.3%
Maryland State EDC, EDR, Transportation Facilities Project	5.750%	6/1/35	1,000,000	1,089,300
Maryland State Health & Higher EFA Revenue, Suburban Hospital	5.500%	7/1/16	1,015,000	1,019,192

Total Maryland				2,108,492

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 2.1%
Massachusetts State DFA Revenue, International Charter School	5.000%	4/15/40	$1,875,000	$1,945,950
Massachusetts State Water Pollution Abatement Trust Revenue, MWRA Program, Unrefunded Balance	5.750%	8/1/29	355,000	356,466
Massachusetts State Water Resources Authority Revenue:
General, NATL	5.000%	8/1/34	940,000	1,006,543
General, NATL	5.000%	8/1/34	60,000	64,961	(a)

Total Massachusetts				3,373,920

Michigan - 6.0%
Detroit, MI, GO, District State Aid	5.250%	11/1/24	3,500,000	3,914,645
Detroit, MI, Water & Sewerage Department, Disposal System Revenue, Senior Lien	5.250%	7/1/39	405,000	431,973
Michigan State Building Authority Revenue, Facilities Program	5.250%	10/15/47	250,000	278,242
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	610,000	640,506	(d)
Michigan State Finance Authority Revenue:
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	370,000	387,453
Senior Lien Detroit Water & Sewer	5.000%	7/1/44	380,000	387,904
Michigan State Hospital Finance Authority Revenue, McLaren Health Care Corp.	5.750%	5/15/38	2,000,000	2,251,840	(a)
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport	5.000%	12/1/18	1,170,000	1,291,341	(e)

Total Michigan				9,583,904

Missouri - 1.3%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.375%	8/1/38	2,000,000	2,160,420

Nevada - 1.3%
Clark County, NV, GO, AMBAC	5.000%	11/1/21	2,000,000	2,107,420

New Jersey - 9.4%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, AGM	5.000%	11/1/27	240,000	259,200
New Jersey State EDA Revenue	5.000%	6/15/29	500,000	512,970
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	5.250%	9/15/29	2,000,000	2,165,800	(e)
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,000,000	1,068,740	(e)
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	500,000	512,710
School Facilities Construction, SIFMA	1.620%	3/1/28	2,500,000	2,213,050	(b)
New Jersey State Transportation Trust Fund Authority Revenue, Transportation Program	5.000%	6/15/38	6,000,000	5,983,380
New Jersey State Turnpike Authority Revenue	0.700%	1/1/18	2,500,000	2,479,975	(b)(c)

Total New Jersey				15,195,825

New York - 28.0%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.250%	7/15/40	1,000,000	1,150,600
Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters	5.250%	10/1/35	3,045,000	3,539,173
MTA, NY, Revenue	5.000%	11/15/25	1,000,000	1,163,310
MTA, NY, Revenue	5.250%	11/15/40	1,000,000	1,126,000
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue:
Amsterdam At Harborside	2.000%	1/1/49	97,436	11,692

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Amsterdam At Harborside	6.700%	1/1/49	$270,000	$259,095
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2011	5.000%	6/15/31	4,850,000	5,555,724
New York State Dormitory Authority Revenue:
Court Facilities Lease, NYC Issue, Non-State Supported Debt, AMBAC	5.500%	5/15/30	3,365,000	4,248,615
Non State Supported Debt, New School	5.000%	7/1/35	2,000,000	2,247,560
Non-State Supported Debt, Columbia University	5.000%	7/1/38	2,000,000	2,195,400
New York State Energy Research & Development Authority, PCR, Niagara Mohawk Power Corp.	0.493%	7/1/29	2,520,000	2,323,576	(b)
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center LLC Project	5.000%	11/15/44	490,000	490,323	(d)
4 World Trade Center LLC Project	5.750%	11/15/51	2,000,000	2,300,420
Second Priority, Bank of America Tower	5.125%	1/15/44	2,500,000	2,769,800
New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue, AMBAC	5.000%	4/1/26	4,700,000	5,028,859	(a)
New York State Urban Development Corp. Revenue, State Personal Income Tax	5.000%	3/15/26	5,000,000	5,332,900
Port Authority of New York & New Jersey Revenue	5.000%	1/15/41	5,000,000	5,425,000

Total New York				45,168,047

North Carolina - 4.6%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare System	5.000%	1/15/31	5,000,000	5,590,850
North Carolina Department of Transportation Private Activity Revenue, I-77 Hot Lanes Project	5.000%	6/30/54	500,000	517,635	(e)
North Carolina Medical Care Commission Health Care Facilities Revenue, Novant Health Obligation Group	5.000%	11/1/39	1,200,000	1,236,456

Total North Carolina				7,344,941

Ohio - 3.5%
Northeast, OH, Regional Sewer District Revenue, Waste Water Revenue Improvement	5.000%	11/15/43	4,040,000	4,529,688
Ohio State Air Quality Development Authority Revenue, FirstEnergy Generation Corp.	5.700%	8/1/20	1,000,000	1,086,690

Total Ohio				5,616,378

Oklahoma - 1.4%
Grand River Dam Authority, OK, Revenue	5.250%	6/1/40	2,000,000	2,266,020

Oregon - 0.3%
Multnomah County, OR, School District No. 7 Reynolds, GO, Deffered Interest, School Board Guaranty	0.000%	6/15/31	1,000,000	531,950

Pennsylvania - 8.5%
Central Bradford, PA, Progress Authority Revenue, Guthrie Healthcare Systems	5.000%	12/1/26	5,130,000	5,908,631
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/29	750,000	808,478
East Hempfield Township, PA, IDA Revenue, Student Services Inc.-Student Housing Project-Millersville University	5.000%	7/1/47	250,000	257,620

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	$500,000	$551,790
Philadelphia, PA, Airport Revenue	5.000%	6/15/35	2,000,000	2,189,320	(e)(h)
Philadelphia, PA, Gas Works Revenue, 7th General Ordinance, AMBAC	5.000%	10/1/17	2,685,000	2,901,814
Philadelphia, PA, School District, GO	5.000%	9/1/32	1,000,000	1,093,790

Total Pennsylvania				13,711,443

Tennessee - 5.2%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	2,030,000	2,274,311
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/20	3,555,000	3,942,779
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/21	2,000,000	2,231,160

Total Tennessee				8,448,250

Texas - 14.4%
Austin, TX, Water & Wastewater System Revenue	5.000%	11/15/26	2,500,000	2,861,400
Austin, TX, Water & Wastewater System Revenue	5.125%	11/15/28	2,210,000	2,523,223
Beaumont, TX, ISD, GO, School Building, PSF	5.000%	2/15/33	1,100,000	1,162,854
Corpus Christi, TX, Utility System Revenue, Junior Lien	5.000%	7/15/31	2,905,000	3,296,943
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Step Bond	0.000%	10/1/36	2,000,000	1,563,660	(b)
Harris County, TX, Metropolitan Transit Authority Sales & Use Tax Revenue	5.000%	11/1/36	3,125,000	3,515,219
Houston, TX, Airport Systems Revenue, United Airlines Inc.	5.000%	7/15/30	1,000,000	1,045,920	(e)
Kemp, TX, ISD, GO, School Building, PSF-GTD	5.250%	2/15/33	3,450,000	3,684,127	(a)
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing-Tarleton State University Project	5.000%	4/1/35	800,000	833,344
North Texas Tollway Authority Revenue	5.750%	1/1/40	2,500,000	2,723,450

Total Texas				23,210,140

Washington - 3.9%
Port of Seattle, WA, Revenue	5.000%	8/1/25	2,395,000	2,789,337
Washington State Health Care Facilities Authority Revenue, PeaceHealth	5.000%	11/1/28	3,000,000	3,353,730
Washington State HFC Revenue:
Heron’s Key	6.500%	7/1/30	100,000	101,073	(d)
Heron’s Key	6.750%	7/1/35	100,000	101,276	(d)

Total Washington				6,345,416

Wisconsin - 4.7%
Public Finance Authority, WI, Airport Facilities Revenue, Transportation Infrastructure Properties LLC	5.000%	7/1/42	4,000,000	4,102,000	(e)
Wisconsin State HEFA Revenue, SSM Health Care Corp.	5.000%	6/1/25	3,110,000	3,536,257

Total Wisconsin				7,638,257

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $223,112,634)				240,196,471

SHORT-TERM INVESTMENTS - 3.1%
California - 0.1%
Sacramento County, CA, Housing Authority, MFH Revenue, Chesapeake Commons, Wasatch Pool Holdings LLC, FNMA, LIQ-FNMA	0.030%	2/15/31	100,000	100,000	(e)(i)(j)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 0.9%
New York City, NY, HDC, MFH Rent Revenue, Royal Properties, LIQ-FNMA	0.010%	4/15/35	$600,000	$600,000	(i)(j)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, SPA-Dexia Credit Local	0.200%	6/15/32	500,000	500,000	(i)(j)
New York State Housing Finance Agency Revenue, Worth Street, LIQ-FNMA	0.010%	5/15/33	400,000	400,000	(e)(i)(j)

Total New York				1,500,000

North Carolina - 0.7%
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Novant Health Group, SPA-JPMorgan Chase	0.100%	11/1/34	1,200,000	1,200,000	(i)(j)

Texas - 1.1%
Texas State, GO:
Veterans Housing Assistance, SPA-JPMorgan Chase	0.020%	6/1/38	1,700,000	1,700,000	(e)(i)(j)
Veterans Housing Fund II	0.030%	6/1/33	100,000	100,000	(e)(i)(j)

Total Texas				1,800,000

Vermont - 0.3%
Vermont State Housing Finance Agency Revenue, Multiple Purpose, AGM, SPA-Bank of New York Mellon	0.050%	5/1/37	400,000	400,000	(e)(i)(j)

TOTAL SHORT-TERM INVESTMENTS (Cost - $5,000,000)				5,000,000

TOTAL INVESTMENTS - 152.0% (Cost - $228,112,634#)				245,196,471
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (11.5)%				(18,500,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (41.2)%				(66,500,000)
Other Assets in Excess of Liabilities - 0.7%				1,148,733

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%				$161,345,204

(a)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Maturity date shown represents the mandatory tender date.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(h)	Security is purchased on a when-issued basis.

(i)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
ISD	— Independent School District
LIQ	— Liquidity Facility
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
MWRA	— Massachusetts Water Resources Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PSF	— Permanent School Fund
RDA	— Redevelopment Agency
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Partners Fund Inc. (the “Fund”) was incorporated in Maryland on November 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek a high level of current income which is exempt from federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax exempt securities that, in the opinion of the investment manager, may appreciate in value relative to other similar obligations in the marketplace.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$240,196,471	—	$240,196,471

Short-term investments†	—	5,000,000	—	5,000,000

Total investments	—	$245,196,471	—	$245,196,471

Other financial instruments:
Futures contracts	$60,303	—	—	$60,303

Total	$60,303	$245,196,471	—	$245,256,774

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At August 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$17,992,476
Gross unrealized depreciation	(908,639)

Net unrealized appreciation	$17,083,837

At August 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	15	12/15	$2,379,678	$2,319,375	$60,303

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal Partners Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 21, 2015